Total
Schwab 5 – 10 Year Corporate Bond ETF
Schwab® 5 – 10 Year Corporate Bond ETF
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Fixed-Income ETFs
Schwab® 1 – 5 Year Corporate Bond ETF
Schwab® 5 – 10 Year Corporate Bond ETF
Schwab® Short-Term U.S. Treasury ETF
Schwab® Intermediate-Term U.S. Treasury ETF
Schwab® Long-Term U.S. Treasury ETF
(each, the fund)
Supplement dated December 20, 2021 to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory
Prospectus and SAI.
Effective December 20, 2021 the management fee of Schwab 1 – 5 Year Corporate Bond ETF, Schwab 5 – 10 Year Corporate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab 1 – 5 Year Corporate Bond ETF	0.05%	0.04%
Schwab 5 – 10 Year Corporate Bond ETF	0.05%	0.04%
Schwab Short-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Intermediate-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Long-Term U.S. Treasury ETF	0.05%	0.04%
Accordingly, the following changes to the Statutory Prospectus and SAI are effective December 20, 2021:

2.
Schwab 5 – 10 Year Corporate Bond ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab 5 – 10 Year Corporate Bond ETF Schwab 5-10 Year Corporate Bond ETF
Management fees	0.04%
Other expenses	none
Total annual fund operating expenses	0.04%	[1]
[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab 5 – 10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF | USD ($)	4	13	23	51